Dividends on Preferred Stock and Common Stock (Detail) (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Japan Gaap Dividends Payable [Line Items]
Cash dividends In aggregate	¥ 134,966	[1]	¥ 131,016	[1]	¥ 133,898	[1]
Eleventh series class XI preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 20		¥ 20		¥ 20	[2]
Cash dividends In aggregate	9,985	[1]	18,239	[1]	18,875	[1]
Thirteenth series class XIII preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 30		¥ 30		¥ 30	[2]
Cash dividends In aggregate	1,101	[1]	1,101	[1]	1,101	[1]
Common stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 8		¥ 10		¥ 10	[2]
Cash dividends In aggregate	¥ 123,880	[1]	¥ 111,676	[1]	¥ 113,922	[1]

[1]	Dividends paid on treasury stock are excluded.
[2]	An allotment of shares or fractions of a share without consideration was made to all shareholders and holders of fractional shares at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share, effective on January 4, 2009. Dividends per share for the fiscal year ended March 31, 2009 have been adjusted retroactively to reflect the allotment.